Fees Summary	Jul. 16, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 524.78
Total Fee Amount	524.78
Total Transaction Valuation	3,800,000.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A